Other assets - Maturity (Details) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Schedule of Other Assets [Line Items]
Credit and debit card operating balances	$ 2,337	$ 2,577
Insurance commission receivables	1,672	1,278
Prepaid expenses	974	695
Other miscellaneous assets	10,776	6,623
Other assets, total	15,759	$ 11,173
Gross carrying amount
Schedule of Other Assets [Line Items]
Credit and debit card operating balances	2,337
Insurance commission receivables	1,672
Prepaid expenses	974
Other miscellaneous assets	11,711
Other assets, total	16,694
Impairment losses | Lifetime expected credit losses [member]
Schedule of Other Assets [Line Items]
Other miscellaneous assets	$ (935)
Current
Schedule of Other Assets [Line Items]
Expected credit loss rate	4.00%
Other assets, total	$ 7,395
Current | Gross carrying amount
Schedule of Other Assets [Line Items]
Credit and debit card operating balances	2,130
Insurance commission receivables	59
Prepaid expenses	968
Other miscellaneous assets	4,577
Other assets, total	7,734
Current | Impairment losses | Lifetime expected credit losses [member]
Schedule of Other Assets [Line Items]
Other miscellaneous assets	$ (339)
1 to 30 Days
Schedule of Other Assets [Line Items]
Expected credit loss rate	2.00%
Other assets, total	$ 2,547
1 to 30 Days | Gross carrying amount
Schedule of Other Assets [Line Items]
Credit and debit card operating balances	101
Insurance commission receivables	198
Other miscellaneous assets	2,303
Other assets, total	2,602
1 to 30 Days | Impairment losses | Lifetime expected credit losses [member]
Schedule of Other Assets [Line Items]
Other miscellaneous assets	$ (55)
31 to 60 Days
Schedule of Other Assets [Line Items]
Expected credit loss rate	1.00%
Other assets, total	$ 2,577
31 to 60 Days | Gross carrying amount
Schedule of Other Assets [Line Items]
Credit and debit card operating balances	30
Insurance commission receivables	187
Other miscellaneous assets	2,397
Other assets, total	2,614
31 to 60 Days | Impairment losses | Lifetime expected credit losses [member]
Schedule of Other Assets [Line Items]
Other miscellaneous assets	$ (37)
More than 90 days
Schedule of Other Assets [Line Items]
Expected credit loss rate	13.00%
Other assets, total	$ 3,240
More than 90 days | Gross carrying amount
Schedule of Other Assets [Line Items]
Credit and debit card operating balances	76
Insurance commission receivables	1,228
Prepaid expenses	6
Other miscellaneous assets	2,434
Other assets, total	3,744
More than 90 days | Impairment losses | Lifetime expected credit losses [member]
Schedule of Other Assets [Line Items]
Other miscellaneous assets	$ (504)